Securities Purchase Agreement (Details Textual) (USD $)	1 Months Ended		12 Months Ended										12 Months Ended			12 Months Ended	1 Months Ended				1 Months Ended									0 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended				1 Months Ended				0 Months Ended	12 Months Ended							0 Months Ended
	Mar. 31, 2011	May 31, 2010	Dec. 31, 2012 Agreement	Dec. 31, 2011	Sep. 30, 2013	Mar. 03, 2012	Feb. 29, 2012	Feb. 17, 2012	Jan. 19, 2012	May 07, 2011	Apr. 14, 2011	May 26, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Series C-2 Preferred Stock [Member]	Dec. 31, 2012 Series D-1 Preferred Stock [Member]	Mar. 31, 2011 Series C-2 Warrants [Member]	May 31, 2010 Series C-2 Warrants [Member]	Dec. 31, 2012 Series C-2 Warrants [Member]	Dec. 31, 2011 Series C-2 Warrants [Member]	Mar. 31, 2011 Series C-2 Warrants [Member] Maximum [Member]	Mar. 31, 2011 Series C-2 Warrants [Member] Minimum [Member]	Dec. 31, 2012 Series D-1 Warrants [Member]	Dec. 31, 2011 Series D-1 Warrants [Member]	Dec. 31, 2012 Series D-2 Warrants [Member]	Dec. 31, 2011 Series D-2 Warrants [Member]	Sep. 30, 2013 Series F Convertible Preferred Stock [Member]	Sep. 24, 2013 Series F Convertible Preferred Stock [Member]	Dec. 31, 2012 Series F Convertible Preferred Stock [Member]	Sep. 24, 2013 Series C-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C-1 Convertible Preferred Stock [Member]	May 26, 2010 Series C-1 Convertible Preferred Stock [Member]	May 31, 2010 Series D-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series D-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D-1 Convertible Preferred Stock [Member]	May 26, 2010 Series D-1 Convertible Preferred Stock [Member]	May 31, 2010 Common Stock [Member]	May 31, 2010 Series C-1 Preferred Stock [Member]	Dec. 31, 2012 Series C-1 Preferred Stock [Member]	Dec. 31, 2011 Series C-1 Preferred Stock [Member]	Sep. 24, 2013 Series C-2 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-2 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-2 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C-2 Convertible Preferred Stock [Member]	May 26, 2010 Series C-2 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series D-2 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D-2 Convertible Preferred Stock [Member]	May 26, 2010 Series D-2 Convertible Preferred Stock [Member]	Sep. 24, 2013 Private Placement [Member]	Sep. 24, 2013 Private Placement [Member] Series F Convertible Preferred Stock [Member]	Sep. 24, 2013 Private Placement [Member] Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Securities Purchase Agreement, Consideration Received Per Transaction																																																						$ 10,000,000
Securities Purchase Agreement, Number Of Shares Issued In Transaction																																																					3,250	96,431,000
Convertible Preferred Stock, Conversion Price																												$ 0.0700		$ 0.0116
Securities Purchase Agreement (Textual) [Abstract]
Aggregate of common shares of company																																			5,134					289,704	5,134
Preferred stock, par value			$ 0.0001	$ 0.0001					$ 0.0001																							$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, par value			$ 0.0001		$ 0.0001																						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Increased number of warrants																		10,268			10,646	10,268
Total value of the embedded derivative																				9,051,000				2,539,000
Embedded Derivatives of accrued dividends payable			0	15,270,000															0	3,785,000			0	2,539,000	0	5,266,000
Shares of Series C1 Preferred into common stock																																1,340,851,000					983,419,000
Minimum preferred stock outstanding if warrants are exercised														3,000
Preferred stock, shares authorized			8,000,000		8,000,000																						10,000		10,000		11,000	11,000				5,134	5,134								22,000	22,000	22,000		10,868	10,868
Preferred stock, shares issued																											3,250		0		7,081	5,792	5,043	5,134		0	4,615					5,793			500	0
Warrant, net proceeds			500,000																																										500,000
Proceeds from warrants, shares			500																																										500
Number of preferred stock considered for dividends																																84	74
Preferred stock, shares outstanding														1,000													3,250		0		7,081	5,792	5,043			0	4,615					5,793	5,043		500	0
Preferred stock, shares issued upon conversion of warrants																																31,000	588,000
Shares converted to common stock				123,000												16															11	18,000,000				47								557
Ownership percentage														9.999%
Conversion Price Percentage													3.76%	0.00%
Series C-11 Preferred charged to general and administrative expense																											3,250,000		0		7,081,000	5,792,000				0	4,615,000								500,000	0
Accrued dividends on the Series C-11 Preferred																																84,000	74,000
Cumulative dividends payable															15.00%
Mandatory exercise of warrants upon achievement of the Preclinical Milestone																	7,452,000
Mandatory exercise of warrants upon achievement of the Clinical milestone																	3,194,000
Reverse stock split ratio			100				0.0001	0.0001	100		0.0001
Securities Purchase Agreement (Additional Textual) [Abstract]
Percentage of investment of proceeds contributed by employee maximum		3.00%
Proceeds from issuance of derivative obligations		6,003,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001																																										$ 0.0001
Common stock, stated price												$ 3.00																						$ 1,000
Proceeds from preferred stock per share												$ 1,000
Exercise price series D1 warrants preferred		$ 1,000
Exercise price series C2 warrants preferred		1,000
Additional cash payment for right to receive Series C2 Preferred after milestones	236,000
Stockholders redemption period			12 months
Preferred Stock holders waived their 12-month redemption right and the requirement for the company to keep net cash			2,900,000
Initial conversion ratio of new preferred stock to common stock			6,667			213,083				166,667
Amount paid upon exercise of redemption rights				5,116,000
Preferred stock, liquidation preference price per share			$ 1,000
Extended Termination Date			3 years
Price per share of common stock discounted from the closing market prices				$ 0.27
Shares of Series C1 Preferred into common stock																																1,340,851,000					983,419,000
Number of times company and purchasers entered into amendment agreements			2
Derivative liabilities			0	15,270,000															0	3,785,000			0	2,539,000	0	5,266,000
Securities Purchase Agreement, Price Per Share																																																					$ 1,000	$ 0.07
Securities Purchase Agreement, Consideration Received On Transaction																																																				$ 9,700,000
Convertible Preferred Stock, Conversion Right Cap, Percent Of Common Stock Ownership																												9.999%
Conversion of Stock, Shares Issued																														557